Annual Total Returns [BarChart] - ClearBridge Variable Aggressive Growth Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.47%
Annual Return 2012	18.72%
Annual Return 2013	47.78%
Annual Return 2014	20.39%
Annual Return 2015	(1.73%)
Annual Return 2016	1.20%
Annual Return 2017	16.29%
Annual Return 2018	(8.34%)
Annual Return 2019	25.07%
Annual Return 2020	18.02%